Intangible Assets, Net	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
Note 9. Intangible Assets, Net
Intangible assets subject to amortization as of December 31, 2023 consist of the following (in thousands, except years):

	Weighted Average Remaining Useful Lives	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(years)
Data rights	5	$67,064	$35,768	$31,296
Marketing products	7	59,099	37,552	21,547
Technology	1	107,292	95,633	11,659
Capitalized software	2	154,045	88,877	65,168

Total intangible assets		$387,500	$257,830	$129,670

Intangible assets subject to amortization as of December 31, 2022 consist of the following (in thousands, except years):

	Weighted Average Remaining Useful Lives	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(years)
Data rights	6	$63,748	$27,508	$36,240
Marketing products	7	56,178	23,570	32,608
Technology	1	100,999	70,312	30,687
Capitalized software	2	103,568	53,855	49,713

Total intangible assets		$324,493	$175,245	$149,248

Amortization expense was $72.2 million, $63.8 million, and $56.3 million for the years ended December 31, 2023, 2022 and 2021, respectively.
As of December 31, 2023, expected amortization of intangible assets for each of the five succeeding fiscal years and thereafter is as follows:

Fiscal Years	(in thousands)
2024	$58,683
2025	31,684
2026	15,293
2027	8,734
2028	6,621
Thereafter	8,655

Total	$129,670